Concentrations of Credit Risk and Major Customers (Details Textual)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Concentrations of Credit Risk and Major Customers (Textual)
Customers accounting percentage	10.00%	10.00%	10.00%